Procurement Contract and Research Agreements - Q2 (Details)		1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 24, 2011 Course	Sep. 30, 2016 USD ($)	May 31, 2011 USD ($) Course	Jun. 30, 2016 USD ($) Course	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2016 USD ($) Course Contract Grant	Jun. 30, 2013 USD ($)	Dec. 31, 2015 USD ($) Course Contract Grant	Jul. 21, 2016 USD ($)	Jun. 28, 2016 USD ($)	Dec. 31, 2014 USD ($)
Procurement Contract [Line Items]
Contract value of various options			$ 122,700,000
Amount of option to be received from BARDA for approval for extension of 84 moth expiry			50,000,000
Contract Value, Option, FDA Approval			50,000,000
Contract Value, Detail Of Option Exercisable, Development Activities			58,300,000
Contract Value, Detail Of Option Exercisable, Production Activities			14,400,000
Holdback amount pending FDA approval			102,500,000
Reduced holdback amount			$ 41,000,000
Number of courses delivered to the government | Course							126,000
Number of courses of TPOXX to be delivered to the government | Course				269,000			269,000
Number of courses to be delivered to the government, including free courses | Course				845,000			845,000
Deferred costs				$ 56,188,604			$ 56,188,604		$ 52,936,428			$ 32,860,874
Research and development revenue long-term contract				1,200,000			$ 2,100,000		$ 6,200,000
Number of active contracts | Contract							1		1
Number of active grants | Grant							1		1
Potential future research and development funding				6,300,000			$ 6,300,000		$ 7,200,000
BARDA Contract
Procurement Contract [Line Items]
Number of courses to be delivered | Course			2,000,000
Value of contract			$ 470,000,000
Contract Value of Manufacturing and Delivery Activities			409,800,000	41,000,000
Contract value of development and support activities			$ 60,000,000
Number of courses under modified contract | Course	1,700,000
Increase in payments for delivery of courses of TPOXX				32,600,000			32,600,000				$ 61,500,000
Number of courses contributed at no additional cost to the government | Course	300,000
Proceeds from manufacture and physical delivery of courses, government contract				$ 249,200,000			$ 249,200,000		249,200,000	$ 21,300,000
Invoiced milestone		$ 20,500,000
Number of free courses to be delivered to BARDA | Course				576,000			576,000
Proceeds from advance payments under the BARDA contract						$ 41,000,000
Milestone payment					$ 12,300,000		$ 20,500,000	$ 8,200,000
Proceeds From Physical Delivery Of Courses, Government Contracts								$ 187,700,000	$ 187,700,000
Future proceeds to be received from BARDA				$ 160,600,000			160,600,000
Future proceeds to be received from the future deliveries of courses to the government				99,200,000			99,200,000
Number of courses delivered and accepted at provisional dosage, once daily | Course									1,300,000
Deferred costs				$ 56,200,000			56,200,000		$ 52,500,000			$ 32,900,000
Deferred revenue							$ 288,293,407		$ 255,300,000